SHARE CAPITAL (Details 4) - shares	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Number of restricted share units outstanding, ending	5,695,000
R S U [Member]
IfrsStatementLineItems [Line Items]
Number of restricted share units outstanding, beginning	2,900,000
Number of restricted share units outstanding, Granted	2,795,000	2,900,000
Number of restricted share units outstanding, ending	5,695,000	2,900,000